Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Property Plant and Equipment
	Land and buildings (i) €m		Plant and machinery €m		Assets in course of construction €m		Total €m
At 31 December 2017
Cost/deemed cost		8,472		13,157		551		22,180
Accumulated depreciation (and impairment charges)		(2,248)		(6,838)		-		(9,086)
Net carrying amount		6,224		6,319		551		13,094

At 1 January 2017, net carrying amount		6,157		6,035		498		12,690
Translation adjustment		(483)		(460)		(33)		(976)
Reclassifications		60		348		(408)		-
Additions at cost		87		481		476		1,044
Arising on acquisition (note 31)		703		812		21		1,536
Reclassified as held for sale		(22)		(79)		(3)		(104)
Disposals at net carrying amount		(53)		(37)		-		(90)
Depreciation charge for year (ii)		(225)		(781)		-		(1,006)
At 31 December 2017, net carrying amount		6,224		6,319		551		13,094

The equivalent disclosure for the prior year is as follows:

At 31 December 2016
Cost/deemed cost		8,438		13,182		498		22,118
Accumulated depreciation (and impairment charges)		(2,281)		(7,147)		-		(9,428)
Net carrying amount		6,157		6,035		498		12,690

At 1 January 2016, net carrying amount		6,396		6,087		579		13,062
Translation adjustment		9		(62)		(4)		(57)
Reclassifications		41		340		(381)		-
Transfer from trade and other receivables (note 20)		8		-		-		8
Additions at cost		82		451		320		853
Arising on acquisition (note 31)		(17)		51		(15)		19
Disposals at net carrying amount		(129)		(56)		(1)		(186)
Depreciation charge for year (ii)		(233)		(776)		-		(1,009)
At 31 December 2016, net carrying amount		6,157		6,035		498		12,690

At 1 January 2016
Cost/deemed cost		8,471		12,583		582		21,636
Accumulated depreciation (and impairment charges)		(2,075)		(6,496)		(3)		(8,574)
Net carrying amount		6,396		6,087		579		13,062

(i)	The carrying value of mineral-bearing land included in the land and buildings category above amounted to €2,831 million at the balance sheet date (2016: €2,708 million).

(ii)	The depreciation charge for the year includes €16 million (2016: €22 million; 2015: €18 million) relating to discontinued operations.

Schedule of Future Purchase Commitments for Property, Plant and Equipment
Future purchase commitments for property, plant and equipment	2017 €m	2016 €m
Contracted for but not provided in the financial statements	346	309
Authorised by the Directors but not contracted for	491	467